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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Infrastructure, Industrials and Materials Fund	as of May 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Australia: 2.2%
208,876		BHP Billiton Ltd.	$4,657,941	1.4
1,517,949	@	South32 Ltd.	2,541,598	0.8
			7,199,539	2.2

		Brazil: 0.9%
97,000		Embraer SA ADR	2,921,640	0.9

		China: 5.7%
95,600		China Mobile Ltd. ADR	6,284,744	1.8
2,659,500		China Railway Construction Corp. Ltd.	4,894,065	1.5
253,100		China Unicom Hong Kong Ltd. ADR	4,302,700	1.3
1,718,639		Dongfang Electrical Machinery Co., Ltd.	3,810,339	1.1
			19,291,848	5.7

		France: 7.2%
40,224		Air Liquide SA	5,175,254	1.5
134,446	@	Alstom SA	4,204,404	1.3
237,808		Orange SA	3,748,789	1.1
67,839		Schneider Electric SE	5,114,390	1.5
315,570		Suez Environnement S.A.	6,079,543	1.8
			24,322,380	7.2

		Germany: 4.1%
59,585		BASF SE	5,527,968	1.6
78,747		Siemens AG	8,297,404	2.5
			13,825,372	4.1

		India: 2.4%
139,123		Larsen & Toubro Ltd.	3,596,532	1.1
1,959,337		Power Grid Corp. of India Ltd.	4,404,566	1.3
			8,001,098	2.4

		Israel: 1.0%
1,985,576		Bezeq Israeli Telecommunication Corp., Ltd.	3,321,914	1.0

		Italy: 1.5%
1,059,150		Enel S.p.A.	5,148,240	1.5

		Japan: 8.7%
828,000		Hitachi Ltd.	5,636,284	1.7
281,700		JSR Corp.	5,112,816	1.5
281,300		Komatsu Ltd.	5,913,422	1.7
101,300		Omron Corp.	4,694,503	1.4
89,200		Shin-Etsu Chemical Co., Ltd.	5,428,882	1.6
172,200		Sumco Corp.	2,589,130	0.8
			29,375,037	8.7

		Netherlands: 5.6%
109,417		Airbus Group NV	7,446,960	2.2
83,930		Koninklijke DSM NV	4,968,707	1.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
63,060		LyondellBasell Industries NV - Class A	$6,375,366	1.9
			18,791,033	5.6

		South Africa: 1.0%
178,231		MTN Group Ltd.	3,157,760	1.0

		Spain: 1.4%
188,366		Gas Natural SDG S.A.	4,630,121	1.4

		Sweden: 3.6%
244,877		SKF AB - B Shares	5,916,314	1.7
483,039		Volvo AB - B Shares	6,279,518	1.9
			12,195,832	3.6

		Switzerland: 2.4%
7,580		Syngenta AG	3,449,181	1.0
73,946		Wolseley PLC	4,578,981	1.4
			8,028,162	2.4

		United Kingdom: 2.9%
722,714		BAE Systems PLC	5,701,034	1.7
433,304		CNH Industrial NV	3,864,532	1.2
			9,565,566	2.9

		United States: 46.5%
24,682		Acuity Brands, Inc.	4,356,126	1.3
69,800		Albemarle Corp.	4,198,470	1.3
100,400		Allison Transmission Holdings, Inc.	3,072,240	0.9
87,500		CenturyLink, Inc.	2,908,500	0.9
65,900		Danaher Corp.	5,688,488	1.7
73,141		Dow Chemical Co.	3,808,452	1.1
80,900		DTE Energy Co.	6,409,707	1.9
69,200		Entergy Corp.	5,291,724	1.6
161,100		Freeport-McMoRan, Inc.	3,165,615	0.9
50,470		General Dynamics Corp.	7,073,875	2.1
420,691		General Electric Co.	11,472,244	3.4
71,132		Honeywell International, Inc.	7,411,955	2.2
80,400		Ingersoll-Rand PLC - Class A	5,529,912	1.6
53,800		Lincoln Electric Holdings, Inc.	3,615,898	1.1
34,091		Lockheed Martin Corp.	6,415,926	1.9
498,520		Mueller Water Products, Inc.	4,596,354	1.4
66,900	@	Old Dominion Freight Line	4,549,869	1.4
116,300		Patterson-UTI Energy, Inc.	2,349,260	0.7
92,800		Plains GP Holdings L.P.	2,594,688	0.8
31,503		Roper Industries, Inc.	5,511,765	1.6
61,236		Schlumberger Ltd.	5,558,392	1.7
119,500		Southern Co.	5,220,955	1.6
65,600		TE Connectivity Ltd.	4,526,400	1.3
129,100		Textron, Inc.	5,837,902	1.7
27,234		TransDigm Group, Inc.	6,155,973	1.8
137,100		UGI Corp.	5,127,540	1.5
77,800		Union Pacific Corp.	7,850,798	2.3
73,000		United Technologies Corp.	8,553,410	2.5

PORTFOLIO OF INVESTMENTS
Voya Infrastructure, Industrials and Materials Fund	as of May 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
45,476	Valero Energy Corp.	$2,693,998	0.8
54,300	Vulcan Materials Co.	4,883,199	1.5
		156,429,635	46.5

	Total Common Stock (Cost $276,441,494)	326,205,177	97.1

PREFERRED STOCK: 1.0%
	Brazil: 1.0%
751,578	Cia Energetica de Minas Gerais	3,377,773	1.0

	Total Preferred Stock (Cost $4,300,896)	3,377,773	1.0

	Total Long-Term Investments (Cost $280,742,390)	329,582,950	98.1

SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
5,726,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.080%††
	(Cost $5,726,000)	5,726,000	1.7

	Total Short-Term Investments (Cost $5,726,000)	5,726,000	1.7

	Total Investments in Securities (Cost $286,468,390)	$335,308,950	99.8
	Assets in Excess of Other Liabilities	839,203	0.2
	Net Assets	$336,148,153	100.0

††	Rate shown is the 7-day yield as of May 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $286,797,454.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$58,385,583
Gross Unrealized Depreciation	(9,874,087)

Net Unrealized Appreciation	$48,511,496

Industry Diversification	Percentage of Net Assets
Industrials	11.8%
Materials	11.0
Aerospace & Defense	10.2
Machinery	9.0
Electrical Equipment	6.8
Industrial Conglomerates	5.9
Telecommunications	4.9
Utilities	4.6
Multi-Utilities	3.7
Road & Rail	3.7
Chemicals	3.4
Electric Utilities	2.5%

Construction & Engineering	2.6
Oil & Gas Equipment & Services	1.7
Gas Utilities	1.5
Building Materials	1.5
Electronics	1.4
Trading Companies & Distributors	1.4
Electronic Equipment, Instruments & Components	1.3
Electric	1.3
Diversified Telecommunication Services	1.3
Diversified Metals & Mining	0.9
Auto Parts & Equipment	0.9
Telecommunication Services	0.9
Oil & Gas Refining & Marketing	0.8
Pipelines	0.8
Semiconductors	0.8
Mining	0.8
Oil & Gas Drilling	0.7
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Infrastructure, Industrials and Materials Fund	as of May 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$2,541,598	$4,657,941	$–	$7,199,539
Brazil	2,921,640	–	–	2,921,640
China	10,587,444	8,704,404	–	19,291,848
France	–	24,322,380	–	24,322,380
Germany	–	13,825,372	–	13,825,372
India	–	8,001,098	–	8,001,098
Israel	–	3,321,914	–	3,321,914
Italy	–	5,148,240	–	5,148,240
Japan	–	29,375,037	–	29,375,037
Netherlands	6,375,366	12,415,667	–	18,791,033
South Africa	–	3,157,760	–	3,157,760
Spain	–	4,630,121	–	4,630,121
Sweden	–	12,195,832	–	12,195,832
Switzerland	–	8,028,162	–	8,028,162
United Kingdom	–	9,565,566	–	9,565,566
United States	156,429,635	–	–	156,429,635
Total Common Stock	178,855,683	147,349,494	–	326,205,177
Preferred Stock	3,377,773	–	–	3,377,773
Short-Term Investments	5,726,000	–	–	5,726,000
Total Investments, at fair value	$187,959,456	$147,349,494	$–	$335,308,950
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(434,206)	$–	$(434,206)
Total Liabilities	$–	$(434,206)	$–	$(434,206)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2015, the following over-the-counter written options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
137,150	Goldman Sachs & Co.	Call on Energy Select Sector SPDR® Fund	80.350	USD	06/18/15	$243,318	$(70,732)
787,613	Citigroup, Inc.	Call on Industrial Select Sector SPDR® Fund	57.160	USD	06/18/15	706,804	(157,878)
677,787	UBS AG	Call on iShares MSCI EAFE ETF	68.340	USD	06/18/15	725,367	(165,852)
376,226	UBS AG	Call on iShares MSCI Emerging Markets ETF	42.820	USD	06/18/15	311,252	(39,744)
		Total Written OTC Options				$1,986,741	$(434,206)

PORTFOLIO OF INVESTMENTS
Voya Infrastructure, Industrials and Materials Fund	as of May 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$434,206
Total Liability Derivatives		$434,206

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

	Citigroup, Inc.	Goldman Sachs & Co.	UBS AG	Totals
Liabilities:
Written options	$157,878	$70,732	$205,596	$434,206
Total Liabilities	$157,878	$70,732	$205,596	$434,206

Net OTC derivative instruments by counterparty, at fair value	$(157,878)	$(70,732)	$(205,596)	(434,206)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(157,878)	$(70,732)	$(205,596)	$(434,206)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2015